Restructuring Activity (Tables)	12 Months Ended
Dec. 31, 2015
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Costs
The Company incurred the following restructuring expense (income) during the years ended December 31, 2015, 2014 and 2013:

	Year Ended December 31,
	2015	2014	2013
Employee termination and related benefits (a)	$17,012	$937	$2,702
Lease termination costs	444	186	1,448
Moving costs associated with plant consolidations	5,711	1,450	4,487
Professional fees	1,804	—	—
Gain on sale of fixed assets	(15,963)	(5,533)	—
Other exit costs	—	—	366
Total expense (income)	$9,008	$(2,960)	$9,003

Schedule of Restructuring Reserve by Type of Cost
Restructuring reserve activity for the years ended December 31, 2015, 2014 and 2013 is summarized below:

		Period Activity
	Balance January 1	Costs (gains)	Cash (payments) receipts	Impairment and non-cash settlements(c)	Balance December 31 (a)
2015 Activity:
Employee termination and related benefits (a) (c)	$—	$17,012	$(1,873)	$(6,838)	$8,301
Lease termination costs (b)	636	444	(848)	—	232
Moving costs associated with plant consolidations	—	5,711	(5,711)	—	—
Professional Fees	—	1,804	(1,804)	—	—
Gain on sale of fixed assets	—	(15,963)	15,963	—	—
Inventory adjustment	—	25,656	—	(25,656)	—
Total 2015 Activity	$636	$34,664	$5,727	$(32,494)	$8,533
2014 Activity:
Employee termination and related benefits	$129	$937	$(1,066)	$—	$—
Lease termination costs	921	186	(471)	—	636
Moving costs associated with plant consolidations	—	1,450	(1,450)	—	—
Gain on sale of fixed assets	—	(5,533)	5,533	—	—
Total 2014 Activity	$1,050	$(2,960)	$2,546	$—	$636
2013 Activity:
Employee termination and related benefits	$—	$2,702	$(2,573)	$—	$129
Lease termination costs	—	1,448	(527)	—	921
Moving costs associated with plant consolidations	—	4,487	(4,318)	(169)	—
Inventory adjustment	—	1,236	—	(1,236)	—
Other exit costs	—	366	(366)	—	—
Total 2013 Activity	$—	$10,239	$(7,784)	$(1,405)	$1,050

(a) As of December 31, 2015, the short-term employee termination and related benefits of $2,801 is included in accrued payroll and employee benefits in the Consolidated Balance Sheets and the long-term portion associated liability associated with the Company's withdrawal from a multi-employer pension plan of $5,500 is included in other non-current liabilities in the Consolidated Balance Sheets.
(b) Payments on certain of the lease obligations are scheduled to continue until 2016. Market conditions and the Company’s ability to sublease these properties could affect the ultimate charge related to the lease obligations. Any potential recoveries or additional charges could affect amounts reported in the consolidated financial statements of future periods. As of December 31, 2015, the lease termination costs restructuring liability of $232 is included in accrued and other current liabilities in the Consolidated Balance Sheets.
(c) Included in costs (gains) and non-cash settlements for 2015 restructuring activity are charges for pension curtailment and pension settlement of $2,923 and $3,915, respectively.